Equipment, Net	4 Months Ended	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Restructuring Cost and Reserve [Line Items]
Equipment, Net

Note 5. Equipment, Net

Equipment, net consisted of the following:

	June 30,	December 31,
	2026	2025
Computer hardware	$34,368	$11,025
Fixed assets not in service	28,040	8,094
Tool and machine	67	-
Computer equipment	28	28
	62,503	19,147
Less: accumulated depreciation	(7,567)	(4,281)
Total equipment, net	$54,936	$14,866

All computer hardware shown above is leased to customers under operating lease arrangements.

Depreciation expense for equipment was $2,170 and $561 during the three months ended June 30, 2026 and 2025, respectively and was $3,286 and $1,135 during the six months ended June 30, 2026 and 2025, respectively. The net carrying value of disposals of long-lived assets for the six months ended June 30, 2026 and the six months ended June 30, 2025 was $0 and $1,110, respectively.

Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Equipment, Net

Note 4. Equipment, Net

Equipment, net consisted of the following:

	December 31,
	2025	2024
Computer hardware	$11,025	$9,257
Fixed assets not in service	8,094	-
Computer equipment	28	28
	19,147	9,285
Less: accumulated depreciation	(4,281)	(2,382)
Equipment, net	$14,866	$6,903

All computer hardware shown above is leased to customers under operating lease arrangements.

Depreciation expense for equipment was $2,487 and $2,059 during the year ended December 31, 2025 and 2024, respectively. The net carrying value of disposals of long-lived assets for the years ended December 31, 2025 and 2024 was $1,110 and $258, respectively